4. ACQUISITIONS AND SALES	12 Months Ended
Dec. 31, 2024
Notes
4. ACQUISITIONS AND SALES

4.ACQUISITIONS AND SALES

Acquisition of PsPortals, Inc.

On January 7, 2022, with an effective date of December 31, 2021, ZenaTech acquired all stock of PsPortals, Inc., a Delaware, United States of America, corporation. PsPortals is a principal supplier of browser-based software applications for public safety. The Company paid $900,000 USD and closing fees of $1,818 USD of which $450,000 USD was cash and issued a promissory note for $450,000 USD to its majority shareholder. The promissory note has terms of thirty-six months that begin January 1, 2022, and end December 31, 2024, and bears an interest of six percent (6%) per year.

The allocation of the purchase consideration is as follows:

Assets acquired
Cash	$567,975
Computers and equipment	44,798
Note receivable	63,195
Product development costs (Note 9)	1,048,782
Less liabilities assumed
Accounts payable	(1,721)
Deferred revenue	(595,860)
Net purchase price ($900,000 USD)	$1,127,169
Acquisition payment
Cash ($450,000 USD, less closing adjustment)	$558,414
Promissory note ($450,000 USD)	568,755
TOTAL	$1,127,169

ZenaTech paid the final payment of $12,811 USD or $18,429 during the last quarter of 2024. The currency exchange rate was $1 USD to $1.4385 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2024.

The note payable balance was $227,637 as of December 31, 2023. The Company incurred a currency exchange loss of $9,514 on this note for the year ended December 31, 2023. The currency exchange rate was $1 USD to $1.3243 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on December 31, 2023.

Acquisition of Ecker Capital, Inc.

ZenaTech entered into an acquisition agreement with Ameritek Ventures, Inc. to acquire Ecker Capital, LLC ("Ecker") on October 14, 2024, with an effective date of October 1, 2024. Ecker Capital, LLC is a subsidiary of Ameritek Ventures, Inc (notes 16).

In consideration of the purchase of Ecker, ZenaTech issued to Ameritek the following shares:

•5,000 Super Voting Shares with a stated value of $30.00 per share and an affective value of $2.13 per share,

•1,000,000 Common Shares at $2.67 per Common share and

•750,000 Preferred Shares with a stated value of $3.00 per share and an affective value of $2.49 per share.

Epazz is the principal shareholder of Ameritek with 95% voting control of Ameritek. Shaun Passley, PhD is the sole director and the CEO of Ameritek and the Managing Director of Ecker. Since Shaun Passley, PhD is also the Chief Executive Officer, a director and a stockholder of ZenaTech he is considered a related party to Ecker, Ameritek and ZenaTech and, therefore, Ecker and Ameritek are considered "related parties" to ZenaTech, and the acquisition of Ecker by ZenaTech constitutes a related party transaction.

Ecker is located at 602 W 5th Avenue, Suite B, Naperville, Illinois and is the software developer for warehouse products. This purchase was a benefit to ZenaDrone for its IQ drone series. Ecker is a parent holding company of Interactive Systems, Inc., interlinkONE, Inc, and ESM Software, Inc., three software technology companies.

The Company has received an independent valuation of the business of Ecker, which was prepared by the Stonebridge Advisory of Pasadena, California (“Valuator”). The effective date of the valuation is September 30, 2024, and is based on Ecker as an on-going concern which assumes Ecker has the financial resources to continue operating into the foreseeable future. All traditional approaches to value were considered by the Valuator and specific methods and calculations were weighted to reflect Ecker's value. Ecker was appraised using the fair market value as the standard of value assuming no discount for a lack of control (DLOC) and no adjustment for lack of marketability (DLOM). Because the balance sheet of Ecker might not represent the business, this valuation only values the enterprise value. The enterprise value is the invested capital value (debt and equity) of the business.

The Fair Market Value (enterprise value) of Ecker is estimated at $4,554,556. After any balance sheet adjustments, the adjusted value is $3,573,878 and after subtraction of term debt, if any, the equity value is $2,790,000. Equity value subtracts interest-bearing term debt and the working capital surplus or shortage, if any, from the enterprise value. A 100.00% interest of the Company's equity equals $4,550,000. The Valuator's conclusion is subject to the Report's Limiting Conditions and the note in the conclusion section.

The Fair Market Value (FMV) is defined as the value an asset or liability would exchange hands given a willing buyer and seller negotiate an "arms-length" transaction with neither party under duress and with the parties having access to all pertinent information. The valuation supports the issuance of number of shares issued and the transaction at arm's length price.

The following table describes the purchase of Ecker Capital, Inc. The exchange rate for the transactions below was $1 USD to $1.3526, as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices on October 1, 2024.

Assets acquired	USD	CAD
Cash	$7,334	$9,921
Accounts receivable	136,214	184,242
Less liabilities assumed
Accounts payable	(191,744)	(259,352)
Deferred revenue	(242,546)	(328,068)
SBA Loan – Interactive Systems, Inc.	(535,145)	(723,837)
SBFS LLC Loan dba RapidAdvance	(44,684)	(60,439)
Net Asset (Liability) Acquired	$(870,571)	(1,177,534)

This being a transaction under common control the assets and liabilities are accounted for at the carrying amount of previous owner.

Acquisition of Securities of ZooOffice, Inc.

ZenaTech entered into an acquisition agreement with Epazz, Inc. to acquire all stock of ZooOffice, Inc. ("ZooOffice") on October 1, 2024.

In consideration of the purchase of the ZooOffice Securities, ZenaTech issued to Epazz the following shares:

•3,000 Super Voting Shares with a stated value of $30.00 per share and an affective value of $2.13 per share,

•500,000 Common Shares at $2.67 per Common share and

•550,000 Preferred Shares with a stated value of $3.00 per share and an affective value of $2.49 per share.

Shaun Passley, PhD is the sole director and officer of Epazz and is its principal shareholder with 95% voting control of Epazz. He is also the sole director of ZooOffice. Shaun Passley, PhD is also the Chief Executive Officer, a director and a stockholder of ZenaTech. As such, Shaun Passley, PhD is considered a related party to ZooOffice, Epazz and ZenaTech and therefore ZooOffice and Epazz are considered related parties to ZenaTech, and the acquisition of ZooOffice by ZenaTech constitutes a related party transaction.

ZooOffice is located at 602 W 5th Avenue, Suite B, Naperville, Illinois and develops cloud business software products for businesses and governments. It has a compliance software what will be useful for compliance for ZenaDrone smart farming.

The Company has received an independent valuation of the business of ZooOffice, which was prepared by the Stonebridge Advisory (“Valuator”) of Pasadena, California. The effective date of the valuation is September 30, 2024 and is based on ZooOffice as an on-going concern. The going concern premise of value assumes ZooOffice has the financial resources to continue operating into the foreseeable future. All traditional approaches to value were considered by the Valuator and specific methods and calculations were weighted to reflect ZooOffice's value. ZooOffice was appraised using the fair value as the standard of value assuming no discount for a lack of control (DLOC) and no adjustment for lack of marketability (DLOM). Because the balance sheet might not represent the business, this valuation only values the enterprise value.

The valuation supports the issuance of number of shares issued and the transaction at arm's length price.

There are no restrictive agreements that might impact the value of ZooOffice. The internal financials of ZooOffice were used by the Valuator in this valuation for analysis. The Valuator reviewed information on ZooOffice and the assumptions based on client discussions that allowed the Valuator to consider the net cash flow, the market selling multiples, ZooOffice's assets and liabilities and build out the Discount and Capitalization Rate which measures the investment risk.

The following table describes the purchase of ZooOffice, Inc.

Assets acquired	USD	CAD
Cash	$8,104	$10,962
Accounts receivable	41,480	56,106
Less liabilities assumed
Accounts payable	(1,688)	(2,283)
Deferred revenue	(265,957)	(359,733)
SBA Loan – ZooOffice, Inc.	(157,250)	(212,696)
Net Asset (Liability) Acquired	$(375,311)	(507,646)

This being a transaction under common control the assets are accounted for at the carrying amount of previous owner.

Acquisition of Design Patent

ZenaTech has entered into an Asset Patent Purchase Agreement with Epazz dated October 8, 2024 for the purchase from Epazz by ZenaTech of Design Patent USD1005883S1 (the "Design Patent"). In addition, ZenaTech has agreed to purchase any future Design Patent related to the ZenaDrone 1000 product.

In consideration of the purchase of the Design Patent, ZenaTech will issue the following shares:

•6,000 Super Voting Shares with a stated value of $30.00 per share and an affective value of $2.13 per share, which will be allocated 5,000 to Epazz and 1,000 to Dr. Shaun Passley, and

•1,650,000 Preferred Shares with a stated value of $3.00 per share and an affective value of $2.49 per share, which will be allocated as to 1,150,000 to Epazz and 500,000 to Dr. Passley.

For future issue Design Patent(s) related to the ZenaDrone 1000 product, ZenaTech has agreed to issue the following shares, subject to director approval and compliance with applicable laws and regulatory rules at the time of issuance of the securities:

•16,000 Super Voting Shares with a stated value of $30.00 per share and an affective value of $2.13 per share, which will be allocated as to 12,000 to Epazz and 4,000 to Dr. Passley; and

•2,500,000 Preferred Shares with a stated value of $3.00 per share and an affective value of $2.49 per share, which will be allocated as to 2,000,000 to Epazz and 500,000 to Dr. Passley.

As disclosed above, Shaun Passley, PhD and Epazz are considered related parties to ZenaTech and the acquisition of the Design Patent by ZenaTech constitutes a related party transaction.

The Design Patent allows for the ZenaDrone 1000 to be able to generate lift from its body design.

The Company has received an independent valuation of the business of the Design Patent, which was prepared by the Valuator. All traditional approaches to value were considered in this valuation and the appropriate allocation of methods and calculations were weighted that best represent value of the value of the business. The Design Patent was appraised using the fair market value (enterprise value) as the standard of value assuming no discount for a lack of control (DLOC) and no adjustment for lack of marketability (DLOM).

The appraisal's estimated value for 100.00% of the Design Patent without any discounts and premiums, is $4,846,667 of enterprise value. This conclusion is subject to the Report's Limiting Conditions.

There are no restrictive agreements that might impact value. The Valuator reviewed information on the Design Patent as well as the assumptions based on client discussions that allowed the Valuator to forecast the future cash flow of the business, review the assets and liabilities to the extent possible and build out the Discount and Capitalization Rate, which is essentially an indicator of risk in the business investment.

The valuation supports the issuance of number of shares issued and the transaction at arm's length price. This being a transaction under common control the assets are accounted for at the carrying amount of previous owner.

The patents are yet to be registered in the name of the Company.

Acquisition of Utility Patents

ZenaTech has entered into an Asset Patent Purchase Agreement with Epazz dated October 13, 2024 (the "Utility Purchase Agreement") for the purchase from Epazz by ZenaTech of Utility Patent US11597515B2 Drone Assembly which allows for ZenaDrone 1000 to be recharged remotely without human assistance (the "First Utility Patent"). Effective November 20, 2024, the parties entered into an amendment to the Asset Patent Purchase Agreement with Epazz dated October 13, 2024 for the purchase from Epazz by ZenaTech of Charging Pad Patent US11970293B2 related to a drone with extendable and rotatable wings and multiple accessory securing panel (the "Second Utility Patent"). The amendment made the agreement effective as of October 1, 2024.

In consideration of the purchase of the First Utility Patent and the Second Utility Patent (together, the "Utility Patents"), ZenaTech  issued to Epazz and Dr. Shaun Passley the following shares:

•46,000 Super Voting Shares with a stated value of $30.00 per share and an affective value of $2.13 per share, which will be allocated as to 37,000 to Epazz and 9,000 to Dr. Passley, and

•13,000,000 Preferred Shares with a stated value of $3.00 per share and an affective value of $2.49 per share, which will be allocated as to 9,000,000 to Epazz and 400,000 to Dr. Passley.

As disclosed above, Shaun Passley, PhD and Epazz are considered "related parties" to ZenaTech and the acquisitions of the Utility Patents by ZenaTech constitutes a related party transaction.

The Company has received independent valuations of each of the First Utility Patent and Second Utility Patent, which were prepared by the Valuator. The effective date of the valuations is December 31, 2024. All traditional approaches to value were considered in the valuations and the appropriate allocation of methods and calculations were weighed that best represent the respective value of each of the First Utility Patent and the Second Utility Patent. The Utility Patents were appraised using the fair market value (enterprise value) as the standard of value assuming no discount for a lack of control (DLOC) and no adjustment for lack of marketability (DLOM).

The appraisal's estimated value for 100.00% of the First Utility Patent without any discounts and premiums, is $29,081,865 USD of enterprise value. The appraisal's estimated value for 100.00% of the Second Utility Patent without any discounts and premiums, is $14,540,001 USD of enterprise value. These conclusions are subject to the Report's Limiting Conditions.

There are no restrictive agreements that might impact value. The Valuator reviewed information on the Utility Patents as well as the assumptions based on client discussions that allowed the Valuator to forecast the future cash flow of the business, review the assets and liabilities to the extent possible and build out the Discount and Capitalization Rate, which is essentially an indicator of risk in the business investment. The valuation supports the issuance of number of shares issued and the transaction at arm's length price. This being a transaction under common control the assets are accounted for at the carrying amount of previous owner.

The patent are yet to be registered in the name of the Company.

Sale of Wallet Software

ZenaTech, Inc. sold for $250,000 USD all ZenaPay, Inc. the wallet software assets to Epazz Limited, Ireland, a related party, on October 2, 2023. The sale was in the form of a convertible promissory note with interest rate of 8% and 10-year terms. The sale note is convertible into Common Stock at 20% discount based on average closing price of trading day. ZenaPay, Inc., a Wyoming, USA corporation is a subsidiary of ZenaTech, Inc., a British Columbia corporation that provides software and cloud-based enterprise software solutions for e-commerce industry. Epazz Limited, Ireland is a subsidiary of Epazz, Inc., a company controlled by Shaun Passley, PhD (note 16).

The Company accrued $27,348 interest income related to this note as of December 31, 2024.